CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 17	$ 16,262	$ 838
Prepaid Asset	140,000	140,000	0
Total current assets	140,017	156,262	838
Long term assets
Intangible assets	134,171	137,611	0
Total long term assets	134,171	137,611	0
Total assets	274,188	293,873	838
Current liabilities
Accounts payable and accrued liabilities	331,450	277,518	480,919
Payable to related parties	489,697	514,697	400,000
Shareholder advances	169,084	144,474	195,436
Shares to be issued		0	12,500
Convertible Promissory notes, net	708,393	701,519	0
Derivative liability	782,793	475,372	0
Total current liabilities	2,481,417	2,113,580	1,088,855
Total liabilities	2,481,417	2,113,580	1,088,855
Contingencies and commitments
Stockholders' deficit
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; 1,000,000 shares issued and outstanding as of March 31, 2017 (1,000,000 shares outstanding as of December 31, 2016)	100	100	0
Common stock, $0.0001 par value, 2,000,000,000 shares authorized, 93,561,615 common shares outstanding as of March 31, 2017 (35,644,874 common shares outstanding as of December 31, 2016)	9,357	3,565	2,065
Shares to be issued	52,000	52,000	0
Additional paid-in capital	3,732,893	3,576,559	2,017,181
Accumulated deficit	(6,001,579)	(5,451,931)	(3,107,263)
Total stockholders' deficit	(2,207,229)	(1,819,707)	(1,088,017)
Total liabilities and stockholders' deficit	$ 274,188	$ 293,873	$ 838